Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 13.9%
$500,000	Affirm Asset Securitization Trust Series 2020-A, Class C, 6.230%, 2/18/2025[1,2]	$514,022
500,000	Anchorage Credit Funding 12 Ltd. Series 2020-12A, Class D, 5.927%, 10/25/2038[1,2]	499,136
	Aqua Finance Trust
150,000	Series 2020-AA, Class B, 2.790%, 7/17/2046[1,2]	154,062
150,000	Series 2020-AA, Class C, 3.970%, 7/17/2046[1,2]	157,854
100,000	Carvana Auto Receivables Trust Series 2021-N1, Class E, 2.880%, 1/10/2028[1,2]	100,121
500,000	CPS Auto Receivables Trust Series 2019-C, Class E, 4.300%, 7/15/2025[1,2]	519,068
250,000	Home RE Ltd. Series 2019-1, Class M2, 3.341% (1-Month USD Libor+325 basis points), 5/25/2029[1,2,3]	253,429
250,000	Mello Warehouse Securitization Trust Series 2019-2, Class G, 4.091% (1-Month USD Libor+400 basis points), 11/25/2052[1,2,3]	248,687
517,936	Merrill Lynch Mortgage Investors Trust Series 2006-WMC2, Class A1, 0.572% (1-Month USD Libor+48 basis points), 3/25/2037[2,3]	185,249
1,000,000	Monroe Capital Mml Clo X Ltd. Series 2020-1A, Class D, 7.055% (3-Month USD Libor+690 basis points), 8/20/2031[1,2,3]	1,002,970
250,000	Oaktown Re III Ltd. Series 2019-1A, Class M2, 2.642% (1-Month USD Libor+255 basis points), 7/25/2029[1,2,3,4]	251,501
500,000	Palmer Square Loan Funding Ltd. Series 2020-1A, Class SUB, 0.000%, 2/19/2028[1,2,4]	453,560
550,000	Upstart Securitization Trust Series 2019-3, Class C, 5.381%, 1/21/2030[1,2]	572,236
150,000	Veros Automobile Receivables Trust Series 2020-1, Class D, 5.640%, 2/16/2027[1,2]	151,593
	TOTAL ASSET-BACKED SECURITIES
	(Cost $5,012,058)	5,063,488

Number of Shares
	CLOSED-END FUNDS — 22.1%
26,853	Aberdeen Emerging Markets Equity Income Fund, Inc.[5]	243,020
3,332	Aberdeen Income Credit Strategies Fund	37,052
2,700	BrandywineGLOBAL Global Income Opportunities Fund, Inc.	34,047
16,474	Calamos Long/Short Equity & Dynamic Income Trust	342,741
1,492	Clough Global Equity Fund	22,022
24,265	Cornerstone Strategic Value Fund, Inc.[5]	281,717

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
12,622	DTF Tax-Free Income, Inc.	$189,330
41,919	Eaton Vance Floating-Rate Income Plus Fund[6]	34,547
27,425	Eaton Vance Floating-Rate Income Trust	394,646
6,942	Eaton Vance New York Municipal Income Trust	103,922
125,311	Eaton Vance Senior Income Trust[5]	852,115
20,805	First Trust Senior Floating Rate 2022 Target Term Fund	198,064
10,064	GDL Fund	91,280
16,437	Guggenheim Enhanced Equity Income Fund	141,522
95,471	Invesco Senior Income Trust[5]	425,801
21,996	Kayne Anderson NextGen Energy & Infrastructure, Inc.[5]	166,510
6	Liberty All Star Growth Fund, Inc.	53
53,468	Miller/Howard High Dividend Fund[5]	560,345
67,691	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	414,269
7,876	NexPoint Strategic Opportunities Fund	108,374
22,224	Nuveen Corporate Income November 2021 Target Term Fund	209,350
19,480	Pershing Square Holdings Ltd.[7]	713,552
34,056	PIMCO Energy & Tactical Credit Opportunities Fund[5]	425,700
8,285	Pioneer Municipal High Income Trust	107,539
332,527	Saba Capital Income & Opportunities Fund[5]	1,566,202
4,919	Templeton Emerging Markets Income Fund	39,204
1,777	Tortoise Midstream Energy Fund, Inc.	53,168
44,034	Virtus AllianzGI Convertible & Income Fund II	235,582
6,697	Voya Global Advantage and Premium Opportunity Fund	65,698
	TOTAL CLOSED-END FUNDS
	(Cost $7,806,907)	8,057,372

Principal Amount
	COLLATERALIZED MORTGAGE OBLIGATIONS — 19.9%
	Alternative Loan Trust
$40,119	Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035[2]	39,552
6,523,905	Series 2006-HY10, Class 1X, 0.476%, 5/25/2036[2,4]	82,938
241,100	Series 2006-6CB, Class 2A3, 5.750%, 5/25/2036[2]	147,529
50,423	Banc of America Funding Trust Series 2007-A, Class 2A1, 0.413% (1-Month USD Libor+32 basis points), 2/20/2047[2,3]	48,572
160,548	Bear Stearns Trust Series 2005-7, Class 22A1, 3.008%, 9/25/2035[2,4]	125,760
250,000	Bellemeade Re Ltd. Series 2019-2A, Class M2, 3.191% (1-Month USD Libor+310 basis points), 4/25/2029[1,2,3,4]	253,958
419,490	CSMC Mortgage-Backed Trust Series 2006-6, Class 1A4, 6.000%, 7/25/2036[2]	325,102

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$920,793	CSMC Trust Series 2017-RPL3, Class B5, 4.473%, 8/1/2057[1,2,4]	$914,148
171,701	Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR3, Class A6, 0.651% (1-Month USD Libor+56 basis points), 8/25/2036[2,3]	169,009
250,000	Foursight Capital Automobile Receivables Trust Series 2020-1, Class F, 4.620%, 6/15/2027[1,2]	257,650
100,000	Freddie Mac Multifamily Structured Credit Risk Series 2021-MN1, Class M2, 3.768% (SOFR30A+375 basis points), 1/25/2051[1,2,3,4]	106,260
244,610	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2018-SPI3, Class B, 4.147%, 8/25/2048[1,2,4]	239,898
242,674	GreenPoint Mortgage Funding Trust Series 2006-OH1, Class A1, 0.272% (1-Month USD Libor+18 basis points), 1/25/2037[2,3]	234,620
	HarborView Mortgage Loan Trust
132,917	Series 2006-13, Class A, 0.273% (1-Month USD Libor+18 basis points), 11/19/2046[2,3]	113,458
82,563	Series 2006-14, Class 2A1A, 0.243% (1-Month USD Libor+15 basis points), 1/25/2047[2,3]	77,929
146,505	Homeward Opportunities Fund I Trust Series 2019-2, Class A3, 3.007%, 9/25/2059[1,2,4]	147,026
95,961	Impac CMB Trust Series 2004-10, Class 3A1, 0.791% (1-Month USD Libor+70 basis points), 3/25/2035[2,3]	95,480
1,769	IndyMac INDA Mortgage Loan Trust Series 2007-AR2, Class A1, 3.375%, 6/25/2037[2,4]	1,562
499,532	IndyMac INDX Mortgage Loan Trust Series 2006-AR2, Class 1A1A, 0.531% (1-Month USD Libor+44 basis points), 4/25/2046[2,3]	476,229
122,758	JP Morgan Alternative Loan Trust Series 2007-A2, Class 11A1, 0.272% (1-Month USD Libor+18 basis points), 6/25/2037[2,3]	86,854
651,990	JP Morgan Mortgage Trust Series 2005-A8, Class 3A1, 2.723%, 11/25/2035[2,4]	627,226
	MASTR Alternative Loan Trust
544,524	Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047[2]	356,364
251,965	Series 2005-5, Class 3A1, 5.750%, 8/25/2035[2]	180,953
471,836	Morgan Stanley Mortgage Loan Trust Series 2006-13AX, Class A2, 0.432% (1-Month USD Libor+34 basis points), 10/25/2036[2,3,4]	246,228
	RALI Trust
130,917	Series 2006-QS6, Class 1A2, 6.000%, 6/25/2036[2]	125,748
281,344	Series 2007-QS5, Class A1, 5.500%, 3/25/2037[2]	273,255

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$285,551	Series 2006-QO9, Class 1A3A, 0.492% (1-Month USD Libor+40 basis points), 12/25/2046[2,3]	$267,387
175,606	Series 2006-QS15, Class A1, 6.500%, 10/25/2036[2]	175,006
213,381	Series 2007-QO4, Class A1A, 0.472% (1-Month USD Libor+38 basis points), 5/25/2047[2,3]	206,262
373,397	Residential Asset Securitization Trust Series 2006-A4, Class 2A1, 0.791% (1-Month USD Libor+70 basis points), 5/25/2036[2,3]	339,462
241,939	STACR Trust Series 2018-HRP1, Class B2, 11.841% (1-Month USD Libor+1,175 basis points), 5/25/2043[1,2,3]	277,560
234,000	Verus Securitization Trust Series 2019-INV2, Class B1, 4.452%, 7/25/2059[1,2,4]	239,211
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $7,437,837)	7,258,196

Number of Shares
	COMMON STOCKS — 15.9%
	AUTO-MEDIUM & HEAVY DUTY TRUCKS — 0.4%
2,849	Navistar International Corp.*,5	126,780
	COMPUTER SERVICES — 0.0%
47	Sykes Enterprises, Inc.*	2,524
	COMPUTER SOFTWARE — 1.1%
8,230	Cloudera, Inc.*	130,528
6,353	Slack Technologies, Inc. - Class A*,5	281,438
		411,966
	INTERNET SECURITY — 1.2%
2,462	Proofpoint, Inc.*	427,797
	INVESTMENT COMPANIES — 2.1%
16,990	Barings BDC, Inc.	179,414
42,857	First Eagle Alternative Capital BDC, Inc.	195,428
59,972	Oaktree Specialty Lending Corp.	401,213
		776,055
	INVESTMENT MANAGEMENT/ADVISORY SERVICES — 0.6%
13,412	Boston Private Financial Holdings, Inc.	197,827
	MEDICAL PRODUCTS — 0.2%
3,681	Soliton, Inc.*	82,786

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEDICAL-BIOMEDICAL/GENERICS — 1.3%
2,334	Alexion Pharmaceuticals, Inc.*,5	$428,779
1,664	Constellation Pharmaceuticals, Inc.*	56,243
		485,022
	MEDICAL-DRUGS — 1.2%
1	AstraZeneca PLC[7]	60
2,684	PRA Health Sciences, Inc.*,5	443,423
1	Tilray, Inc.*	24
		443,507
	MEDICAL-HM — 0.1%
318	Magellan Health, Inc.*	29,956
	PROPERTY/CASUALTY INSURANCE — 0.2%
1,856	Watford Holdings Ltd.*,5,7	64,941
	REAL ESTATE OPERATIONS/DEVELOPMENTS — 1.0%
18,700	Brookfield Property Partners LP7	354,365
	REINSURANCE — 0.0%
23	Brookfield Asset Management Reinsurance Partners Ltd. - Class A*,7	1,196
	REITS-OFFICE PROPERTY — 0.2%
1,643	VEREIT, Inc.	75,463
	REITS-WAREHOUSE/INDUSTRIES — 0.9%
4,129	QTS Realty Trust, Inc. - Class A	319,172
	RENTAL AUTO/EQUIPMENT — 0.3%
2,105	CAI International, Inc.	117,880
	RETAIL-BUILDING PRODUCTS — 0.9%
9,165	At Home Group, Inc.*	337,639
	SPECIFIED PURPOSE ACQUISITIONS — 3.7%
258	7GC & Co. Holdings, Inc. - Class A*	2,503
3,452	Agba Acquisition Ltd.*,5,7	37,040
1,940	Americas Technology Acquisition Corp.*,7	19,400
4,148	Amplitude Healthcare Acquisition Corp. - Class A*,5	41,273
3,356	Athlon Acquisition Corp. - Class A*	32,486
4,016	Benessere Capital Acquisition Corp. - Class A*	40,160
3,234	Blue Water Acquisition Corp. - Class A*	32,599
1,186	Bright Lights Acquisition Corp. - Class A*	11,480

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
1,635	Brilliant Acquisition Corp.*,7	$16,366
3,776	Burgundy Technology Acquisition Corp. - Class A*,7	37,194
574	Capstar Special Purpose Acquisition Corp. - Class A*	5,619
258	CF Acquisition Corp. IV - Class A*	2,500
3,962	Chardan Healthcare Acquisition 2 Corp.*	39,303
663	Corner Growth Acquisition Corp. - Class A*,7	6,458
2,024	Dune Acquisition Corp. - Class A*	19,795
4,001	East Stone Acquisition Corp.*,7	40,370
2,878	Empowerment & Inclusion Capital I Corp. - Class A*	28,147
4,701	Far Peak Acquisition Corp. - Class A*,7	46,775
746	Fusion Acquisition Corp. - Class A*	7,423
268	Golden Falcon Acquisition Corp. - Class A*	2,605
775	Gores Holdings VII, Inc. - Class A*	7,672
7,084	Greenrose Acquisition Corp.*,5	70,769
194	Healthcare Services Acquisition Corp. - Class A*	1,878
694	Jack Creek Investment Corp. - Class A*,7	6,704
1,060	Kairos Acquisition Corp. - Class A*,7	10,282
1,292	KINS Technology Group, Inc. - Class A*	12,739
147	KL Acquisition Corp. - Class A*	1,426
2,964	LightJump Acquisition Corp.*	28,958
5,036	Lionheart Acquisition Corp. II - Class A*	49,655
6,857	LIV Capital Acquisition Corp. - Class A*,5,7	68,501
1,563	Live Oak Acquisition Corp. II - Class A*	15,505
741	Locust Walk Acquisition Corp. - Class A*	7,328
6,824	Merida Merger Corp. I*,5	67,899
3,648	Mountain Crest Acquisition Corp. II*	36,225
29	Omega Alpha SPAC - Class A*,7	289
1,551	PropTech Investment Corp. II - Class A*	15,107
147	Prospector Capital Corp. - Class A*,7	1,424
2,979	RedBall Acquisition Corp. - Class A*,7	29,105
663	ScION Tech Growth I - Class A*,7	6,478
2,841	ScION Tech Growth II - Class A*,7	27,558
3,940	Seven Oaks Acquisition Corp. - Class A*	38,967
160	Spartan Acquisition Corp. II*	1,598
1,571	Spartan Acquisition Corp. III - Class A*	15,364
264	Star Peak Corp. II - Class A*	2,614
2,156	Sustainable Opportunities Acquisition Corp. - Class A*,7	21,452
25	SVF Investment Corp. - Class A*,7	247
2,557	SVF Investment Corp. 3 - Class A*,7	25,417
3,572	Tastemaker Acquisition Corp. - Class A*	34,827
2,115	Trebia Acquisition Corp. - Class A*,7	20,938

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
2,464	Tuscan Holdings Corp. II*,5	$24,763
145	VectoIQ Acquisition Corp. II - Class A*	1,450
3,768	Ventoux CCM Acquisition Corp.*	37,341
7,416	Vickers Vantage Corp. I*,7	73,567
3,895	Vistas Media Acquisition Co., Inc. - Class A*	38,911
3,405	Viveon Health Acquisition Corp.*	33,709
4,702	Yunhong International - Class A*,5,7	47,725
		1,353,888
	TRANSPORT-RAIL — 0.5%
601	Kansas City Southern	170,305
	TOTAL COMMON STOCKS
	(Cost $5,642,671)	5,779,069

Principal Amount
	CORPORATE BONDS — 4.4%
	FINANCIALS — 4.4%
$300,000	Allegiance Bank 5.250% (3-Month USD Libor+303 basis points), 12/15/2027[1,2,4]	307,430
205,570	BlackRock Capital Investment Corp. 5.000%, 6/15/2022[5,8]	208,404
300,000	ConnectOne Bancorp, Inc. 5.200% (3-Month USD Libor+284 basis points), 2/1/2028[2,4]	309,032
300,000	Independent Bank Group, Inc. 5.000% (3-Month USD Libor+283 basis points), 12/31/2027[2,4]	306,984
250,000	Nationstar Mortgage Holdings, Inc. 5.500%, 8/15/2028[1,2]	252,825
230,000	PennantPark Floating Rate Capital Ltd. 4.250%, 4/1/2026[2]	232,138
		1,616,813
	TOTAL CORPORATE BONDS
	(Cost $1,568,087)	1,616,813

Number of Shares
	EXCHANGE-TRADED DEBT SECURITIES — 1.9%
	FINANCIALS — 1.9%
	First Eagle Alternative Capital BDC, Inc.
6,599	6.125%, 10/30/2023[2,5]	167,285
4,092	5.000%, 5/25/2026[2]	104,428
	Oxford Square Capital Corp.
13,092	6.500%, 3/30/2024[2,5]	330,573

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED DEBT SECURITIES (Continued)
	FINANCIALS (Continued)
2,042	6.250%, 4/30/2026[2,5]	$51,887
1,800	WhiteHorse Finance, Inc. 6.500%, 11/30/2025[2,5]	46,008
		700,181
	TOTAL EXCHANGE-TRADED DEBT SECURITIES
	(Cost $683,713)	700,181
	RIGHTS — 0.0%
3,452	Agba Acquisition Ltd., Expiration Date: September 14, 2021*,5,7	1,277
4,016	Benessere Capital Acquisition Corp., Expiration Date: January 4, 2022*	1,526
1,635	Brilliant Acquisition Corp., Expiration Date: March 20, 2022*,7	589
4,001	East Stone Acquisition Corp., Expiration Date: November 3, 2021*,7	1,480
5,672	Greenvision Acquisition Corp., Expiration Date: August 20, 2022*,5	3,119
3,648	Mountain Crest Acquisition Corp. II, Expiration Date: August 31, 2021*	3,101
8,260	Stemline Therapeutics, Inc., Expiration Date: December 31, 2021*,6	2,726
3,768	Ventoux CCM Acquisition Corp., Expiration Date: June 23, 2022*	848
3,405	Viveon Health Acquisition Corp., Expiration Date: February 17, 2022*	920
4,702	Yunhong International, Expiration Date: November 3, 2021*,5,7	1,646
	TOTAL RIGHTS
	(Cost $2,726)	17,232

Principal Amount
	U.S. TREASURY BONDS — 0.7%
$289,000	United States Treasury Bond 1.250%, 5/15/2050	236,224
	TOTAL U.S. TREASURY BONDS
	(Cost $220,595)	236,224

Number of Shares
	UNITS — 1.8%
	SPECIFIED PURPOSE ACQUISITIONS — 1.8%
1	7GC & Co. Holdings, Inc.*	10
1,900	Ace Global Business Acquisition Ltd.*,7	21,812
2,117	Aries I Acquisition Corp.*,7	21,276
1,687	Artisan Acquisition Corp.*,7	16,803
168	B Riley Principal 250 Merger Corp.*	1,675
2	Benessere Capital Acquisition Corp.*	21
1,709	Big Sky Growth Partners, Inc.*	17,073
3,324	Biotech Acquisition Co.*,7	33,572
3,370	Blue Safari Group Acquisition Corp.*,7	33,599
1	CF Acquisition Corp. IV*	10

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	UNITS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
3,448	Churchill Capital Corp. VI*	$34,894
2,868	Colombier Acquisition Corp.*	28,451
2	Corner Growth Acquisition Corp.*,7	20
2,521	Data Knights Acquisition Corp.*	26,042
2,881	Delwinds Insurance Acquisition Corp.*	29,185
1	Empowerment & Inclusion Capital I Corp.*	10
3,387	GigInternational1, Inc.*	34,005
1,687	Global Consumer Acquisition Corp.*	16,853
3,300	Global SPAC Partners Co.*,7	32,505
1	Golden Falcon Acquisition Corp.*	10
3,385	Graf Acquisition Corp. IV*	33,681
1	Jack Creek Investment Corp.*,7	10
1	KINS Technology Group, Inc.*	10
1	KL Acquisition Corp.*	10
1	Live Oak Acquisition Corp. II*	11
3,354	Maquia Capital Acquisition Corp.*	33,976
3,297	Model Performance Acquisition Corp.*,7	34,454
3,384	Mountain Crest Acquisition Corp. III*	34,178
3,383	OceanTech Acquisitions I Corp.*	33,830
2,936	Orion Biotech Opportunities Corp.*,7	29,654
3,374	Osiris Acquisition Corp.*	33,470
847	Post Holdings Partnering Corp.*	8,800
1	PropTech Investment Corp. II*	10
1	Prospector Capital Corp.*,7	10
2	RedBall Acquisition Corp.*,7	20
2	ScION Tech Growth I*,7	20
1	ScION Tech Growth II*,7	10
3,383	Senior Connect Acquisition Corp. I*	34,236
3,211	SPK Acquisition Corp.*	32,142
1	Star Peak Corp. II*	10
4	SVF Investment Corp.*,7	41
3	VectoIQ Acquisition Corp. II*	31
1	Vickers Vantage Corp. I*,7	10
		656,450
	TOTAL UNITS
	(Cost $649,563)	656,450
	WARRANTS — 0.2%
129	7GC & Co. Holdings, Inc., Expiration Date: December 31, 2026*	117
3,452	Agba Acquisition Ltd., Expiration Date: May 10, 2024*,5,7	932
970	Americas Technology Acquisition Corp., Expiration Date: December 31, 2027*,7	631

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
2,074	Amplitude Healthcare Acquisition Corp., Expiration Date: December 1, 2026*,5	$2,406
1,678	Athlon Acquisition Corp., Expiration Date: March 5, 2026*	1,275
3,012	Benessere Capital Acquisition Corp., Expiration Date: December 31, 2027*	1,657
3,234	Blue Water Acquisition Corp., Expiration Date: August 31, 2027*	2,426
593	Bright Lights Acquisition Corp., Expiration Date: December 31, 2027*	463
999	Brilliant Acquisition Corp., Expiration Date: December 31, 2025*,7	539
1,888	Burgundy Technology Acquisition Corp., Expiration Date: October 5, 2025*,7	1,794
287	Capstar Special Purpose Acquisition Corp., Expiration Date: July 9, 2027*	258
86	CF Acquisition Corp. IV, Expiration Date: December 14, 2025*	97
3,962	Chardan Healthcare Acquisition 2 Corp., Expiration Date: March 5, 2025*	2,538
221	Corner Growth Acquisition Corp., Expiration Date: December 31, 2027*,7	265
1,012	Dune Acquisition Corp., Expiration Date: October 29, 2027*	810
1,439	Empowerment & Inclusion Capital I Corp., Expiration Date: December 31, 2027*	1,065
1,567	Far Peak Acquisition Corp., Expiration Date: December 7, 2025*,7	2,225
373	Fusion Acquisition Corp., Expiration Date: June 1, 2027*	522
1,650	Global SPAC Partners Co., Expiration Date: November 30, 2027*,7	875
134	Golden Falcon Acquisition Corp., Expiration Date: November 4, 2026*	125
7,084	Greenrose Acquisition Corp., Expiration Date: May 11, 2024*,5	5,100
97	Healthcare Services Acquisition Corp., Expiration Date: December 31, 2027*	86
347	Jack Creek Investment Corp., Expiration Date: December 31, 2027*,7	281
530	Kairos Acquisition Corp., Expiration Date: December 31, 2027*,7	419
646	KINS Technology Group, Inc., Expiration Date: December 31, 2025*	541
49	KL Acquisition Corp., Expiration Date: January 12, 2028*	46
5,749	Leisure Acquisition Corp., Expiration Date: December 28, 2022*,5	6,036
1,482	LightJump Acquisition Corp., Expiration Date: December 31, 2027*	1,186
2,518	Lionheart Acquisition Corp. II, Expiration Date: February 14, 2026*	2,317
6,857	LIV Capital Acquisition Corp., Expiration Date: January 10, 2025*,5,7	6,514
521	Live Oak Acquisition Corp. II, Expiration Date: December 7, 2025*	1,172
247	Locust Walk Acquisition Corp., Expiration Date: December 31, 2027*	247
3,412	Merida Merger Corp. I, Expiration Date: November 7, 2026*,5	4,060
517	PropTech Investment Corp. II, Expiration Date: December 31, 2027*	522
49	Prospector Capital Corp., Expiration Date: January 1, 2025*,7	47
993	RedBall Acquisition Corp., Expiration Date: August 17, 2022*,7	1,072
221	ScION Tech Growth I, Expiration Date: November 1, 2025*,7	232
947	ScION Tech Growth II, Expiration Date: January 28, 2026*,7	876
1,970	Seven Oaks Acquisition Corp., Expiration Date: December 22, 2025*	2,246
66	Star Peak Corp. II, Expiration Date: December 24, 2025*	117
1,078	Sustainable Opportunities Acquisition Corp., Expiration Date: June 26, 2025*,7	1,552
5	SVF Investment Corp., Expiration Date: December 31, 2027*,7	8
1,786	Tastemaker Acquisition Corp., Expiration Date: December 31, 2025*	1,322
1,232	Tuscan Holdings Corp. II, Expiration Date: July 16, 2025*,5	1,244
29	VectoIQ Acquisition Corp. II, Expiration Date: December 31, 2027*	39

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
3,768	Ventoux CCM Acquisition Corp., Expiration Date: September 30, 2025*	$1,358
3,708	Vickers Vantage Corp. I, Expiration Date: December 31, 2027*,7	1,965
3,895	Vistas Media Acquisition Co., Inc., Expiration Date: August 1, 2026*	4,557
3,405	Viveon Health Acquisition Corp., Expiration Date: December 31, 2027*	1,197
2,351	Yunhong International, Expiration Date: January 31, 2027*,5,7	1,294
	TOTAL WARRANTS
	(Cost $0)	68,673
	SHORT-TERM INVESTMENTS — 17.7%
6,453,946	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class 0.026%[9]	6,453,946
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,453,946)	6,453,946
	TOTAL INVESTMENTS — 98.5%
	(Cost $35,478,103)	35,907,644
	Assets in Excess of Other Liabilities — 1.5%	542,059
	TOTAL NET ASSETS — 100.0%	$36,449,703
	SECURITIES SOLD SHORT — (7.7)%
	COMMON STOCKS — (3.2)%
	COMMERCIAL BANKS-WESTERN US — (0.5)%
(306)	SVB Financial Group*	(170,268)
	ENTERPRISE SOFTWARE/SERVICE — (0.4)%
(492)	salesforce.com, Inc.*	(120,181)
	MEDICAL LABS & TESTING SERVICES — (0.6)%
(1,107)	ICON PLC*,7	(228,828)
	MEDICAL-DRUGS — (0.8)%
(4,961)	AstraZeneca PLC[7]	(297,164)
	PRIVATE EQUITY — (0.5)%
(3,561)	Brookfield Asset Management, Inc. - Class A7	(181,540)
	REINSURANCE — 0.0%
(25)	Brookfield Asset Management Reinsurance Partners Ltd. - Class A*,7	(1,277)
	REITS-SINGLE TENANT — (0.2)%
(1,158)	Realty Income Corp.	(77,285)

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TRANSPORT-RAIL — (0.2)%
(678)	Canadian National Railway Co.[7]	$(71,542)
	TOTAL COMMON STOCKS
	(Proceeds $1,114,751)	(1,148,085)
	EXCHANGE-TRADED FUNDS — (4.5)%
(27,399)	Invesco Senior Loan ETF	(606,888)
(1,624)	iShares iBoxx High Yield Corporate Bond ETF	(142,977)
(2,100)	SPDR S&P 500 ETF Trust - ETF	(898,926)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $1,618,414)	(1,648,791)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $2,733,165)	$(2,796,876)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
	At Home Group, Inc.
(36)	Exercise Price: $37.00, Notional Amount: $(133,200), Expiration Date: July 16, 2021*	(360)
(5)	Exercise Price: $37.00, Notional Amount: $(18,500), Expiration Date: August 20, 2021*	(100)
(17)	Exercise Price: $37.00, Notional Amount: $(62,900), Expiration Date: September 17, 2021*	(425)
(17)	Exercise Price: $37.00, Notional Amount: $(62,900), Expiration Date: December 17, 2021*	(595)
(4)	Exercise Price: $37.00, Notional Amount: $(14,800), Expiration Date: January 21, 2022*	(180)
	CAI International, Inc.
(12)	Exercise Price: $55.00, Notional Amount: $(66,000), Expiration Date: July 16, 2021*	(996)
(6)	Exercise Price: $55.00, Notional Amount: $(33,000), Expiration Date: August 20, 2021*	(624)
	Cloudera, Inc.
(2)	Exercise Price: $16.00, Notional Amount: $(3,200), Expiration Date: July 9, 2021*	(14)
	CoreLogic, Inc.
(4)	Exercise Price: $80.00, Notional Amount: $(32,000), Expiration Date: July 16, 2021*	—
	Proofpoint, Inc.

Vivaldi Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(4)	Exercise Price: $180.00, Notional Amount: $(72,000), Expiration Date: August 20, 2021*	$(20)
	QTS Realty Trust, Inc.
(25)	Exercise Price: $80.00, Notional Amount: $(200,000), Expiration Date: September 17, 2021*	(750)
	TOTAL CALL OPTIONS
	(Proceeds $6,639)	(4,064)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $6,639)	$(4,064)

ETF — Exchange-Traded Fund
LP — Limited Partnership
PLC — Public Limited Company

* Non-income producing security.
[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $7,874,205, which represents 21.60% of total net assets of the Fund.
[2] Callable.
[3] Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4] Variable rate security.
[5] All or a portion of this security is segregated as collateral for securities sold short and written options contracts. The market value of the securities pledged as collateral was $4,191,203.
[6] Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.10% of Net Assets. The total value of these securities is $37,273.
[7] Foreign security denominated in U.S. Dollars.
[8] Convertible security.
[9] The rate is the annualized seven-day yield at period end.